Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	24 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	May. 28, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 31, 2016 USD ($)
Terms of reimbursement of fees and expenses under the management agreement				Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the management agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
All ships
Voyage expenses	$ 8,778,000	$ 6,416,000		$ 14,919,000	$ 12,761,000
Navios Europe I - Tanker and Container Vessel
Annual fee received	4,978,000	4,861,000		$ 10,247,000	9,299,000
Management services agreement duration				6
Navios Midstream VLCC
Daily management fee				$ 9,500
Annual fee received	3,705,000	0		$ 7,125,000	0
Management services agreement duration				5
Navios Apollon
Lease term in years				2 years
Charter hire daily rate				$ 12,500
Terms of settlement of related party transaction				In February 2012, the Company chartered-in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years at a net daily rate of $12.5 for the first year and $13.5 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, the Company extended this charter for approximately six months at a net daily rate of $13.5 plus 50/50 profit sharing based on actual earnings and in October 2014, the Company further extended this charter for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				2000
Vessel Type				Ultra-Handymax
Navios Prosperity
Lease term in years				1 year with two six-month extension options
Charter hire daily rate				$ 12,000
Terms of settlement of related party transaction				In May 2012, the Company chartered-in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to the Company, at a net daily rate of $12.0 plus profit sharing. In April 2014, the Company extended this charter for approximately one year and the owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. Effective from March 5, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Prosperity whereby the rights to the time charter contracts of the Navios Prosperity were transferred to Navios Holdings. On July 2, 2015, Navios Prosperity was redelivered to headowners.
Vessel Year Built				2007
Vessel Type				Panamax
Navios Libra
Lease term in years				3 years
Charter hire daily rate				$ 12,000
Terms of settlement of related party transaction				In September 2012, the Company chartered-in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings, at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				1995
Vessel Type				Panamax
Navios Felicity
Lease term in years				1 year with two six-month extension options
Charter hire daily rate				$ 12,000
Terms of settlement of related party transaction				In May 2013, the Company chartered-in from Navios Partners the Navios Felicity, a 1997-built Panamax vessel. The term of this charter is approximately one year, at a net daily rate of $12.0 plus profit sharing, with two six-month extension options granted to the Company. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, the Company exercised its first option to extend this charter, and in August 2014, the Company exercised its second option. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12,000 plus 50/50 profit sharing based on actual earnings, at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				1997
Vessel Type				Panamax
Navios Aldebaran
Lease term in years				6 months with a six-month extension option
Charter hire daily rate				$ 11,000
Terms of settlement of related party transaction				In May 2013, the Company chartered-in from Navios Partners the Navios Aldebaran, a 2008-built Panamax vessel, for six months, at a net daily rate of $11.0 plus profit sharing, with a six-month extension option. In December 2013, the Company exercised its option to extend this charter. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. Effective from February 28, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Aldebaran whereby the rights to the time charter contracts of the Navios Aldebaran were transferred to Navios Holdings.
Vessel Year Built				2008
Vessel Type				Panamax
Navios Hope
Lease term in years				1 year
Charter hire daily rate				$ 10,000
Terms of settlement of related party transaction				In July 2013, the Company chartered-in from Navios Partners the Navios Hope, a 2005-built Panamax vessel. The term of this charter was approximately one year at a net daily rate of $10.0. In December 2013, the Company extended this charter for approximately another six months and in January 2015, the Company extended this charter for approximately one year at a net daily rate of $10.0 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				2005
Vessel Type				Panamax
Navios Pollux
Lease term in years				1 year
Charter hire daily rate				$ 11,400
Terms of settlement of related party transaction				In February 2015, the Company chartered-in from Navios Partners the Navios Pollux, a 2009-built Capesize vessel. The term of this charter is approximately twelve months at a daily rate of $11.4 net per day plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				2009
Vessel Type				Capesize
Navios Gemini
Lease term in years				9 months
Charter hire daily rate				$ 7,600
Terms of settlement of related party transaction				In March 2015, the Company chartered-in from Navios Partners the Navios Gemini, a 1994-built Panamax vessel. The term of this charter is approximately nine months at a net daily rate of $7.6 plus 50/50 profit sharing based on actual earnings. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period.
Vessel Year Built				1994
Vessel Type				Panamax
Navios Fantastiks
Charter hire daily rate				$ 12,500
Terms of settlement of related party transaction				In April 2015, the Company chartered-in from Navios Partners the Navios Fantastiks. The terms of this charter is approximately at a net daily rate of $12.5 plus 50% profit sharing on actual results at the end of the charter period. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period.
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion
Charter hire daily rate				$ 12,000
Terms of settlement of related party transaction				In April 2015, the Company chartered-in from Navios Partners the Navios Sun, the Navios Orbiter, the Navios Soleil, the Navios Alegria, the Navios Harmony and the Navios Hyperion. The terms of these charters are at a net daily rate of $12.0 plus 50% profit sharing on actual results at the end of the charter period. Any adjustment by the Company for hire expense/loss will be settled accordingly at the end of the charter period.
Navios Partners' Ultra-Handymax vessel
Daily management fee				$ 4,000		$ 4,700
Navios Partners' Panamax vessel
Daily management fee				4,100		4,600
Navios Partners' Capesize vessel
Daily management fee				5,100		$ 5,700
Navios Partners container vessel of 6,800 TEU
Daily management fee				6,500
Navios Partners container vessel more than 8,000 TEU
Daily management fee				7,200
Navios Partners container vessel more than 13,000 TEU
Daily management fee				8,500
Navios Partners' Ultra-Handymax, Panamax, Capesize and Container vessel
Annual fee received	14,141,000	12,240,000		27,542,000	24,244,000
Navios Acquisition's MR2 product tanker and chemical tanker vessel
Daily management fee			$ 6,000				$ 6,000
Fixed drydocking expenses			300,000
Navios Acquisition's LR1 product tanker vessel
Daily management fee			7,000
Fixed drydocking expenses			300,000
Navios Acquisition's VLCC vessel
Daily management fee			$ 10,000				$ 9,500
Navios Acquisition's MR2, LR1 and VLCC vessel
Annual fee received	24,293,000	23,787,000		48,335,000	46,087,000
Navios Europe II - Dry Bulker and Container Vessels
Annual fee received	$ 437,000	$ 0		$ 437,000	$ 0
Management services agreement duration				6